Derivative Instruments Accounted for at Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023, and 2022.

		December 31, 2022	December 31, 2023
Fair Value Hierarchy	Fair Value Hierarchy Level	Fair Value Asset	Fair Value Asset
		(in thousands)
Interest rate swap agreements assets	Level 2	$21,955	$14,674